Shareholders' Equity	12 Months Ended
Dec. 31, 2014
Shareholders' Equity [Abstract]
Shareholders' Equity
NOTE 8:	SHAREHOLDERS' EQUITY

a.	General:

Ordinary shares confer upon their holders the right to receive notice to participate and vote in general shareholder meetings of the Company and to receive dividends, if declared.

b.	Public offering:

On July 30, 2014, the Company completed a public offering of 4,771,796 Ordinary Shares, nominal value NIS 0.15 per share, and warrants (the “Warrants”) to purchase an aggregate of 1,670,128 Ordinary Shares in combinations consisting of one Ordinary Share and one warrant to purchase 0.35 of an Ordinary Share, at an offering price per fixed combination of $2.41. Each Warrant has an exercise price of $3.08 per share, will be exercisable following the six-month anniversary of the date of its issuance and will expire ninety months following the date of its issuance. The Company received total proceeds of $10,239 thousand which is net of $1,261 thousand issuance expenses.

c.	Employee and directors stock options:

In 1996, the Company adopted the 1996 CSI Stock Option Plan for granting options to its U.S. employees and consultants to purchase Ordinary Shares of the Company, which was replaced in 2006 by the 2006 U.S. Stock Option Plan. Until 1999, the Company issued options to purchase Ordinary Shares to its Israeli employees pursuant to individual agreements. In 1999, the Company approved the 1999 Section 3(i) share option plan for its Israeli employees and consultants, (which was amended in 2003 and renamed the "Amended and Restated Israeli Share Option Plan"). As of December 31, 2014 an aggregate of 2,088,463 Ordinary Shares of the Company, are still available for future grant to employees and directors.

Options granted under such plans and agreements through September 2005, generally expire after ten years from the date of grant and options granted after September 2005 generally expire six years from the date of grant. Options cease vesting upon termination of the optionee's employment or other relationship with the Company. The options generally vest over a period of four to six years. The per share exercise price shall be no less than 100% of the fair market value per Ordinary Share on the date of grant. Any options that are canceled or not exercised within the option term become available for future grant.

d.	Directors stock option plan:

In 1999, the Company adopted the 1999 Directors Stock Option Plan, and in 2008 shareholders approved an extension of the term of this plan through July 13, 2019. The original allotment of Ordinary Shares to this plan was 1,263,333. On December 15, 2006, the Company combined the remaining pool of options in the employee stock option plans reserve with the amount of options remaining in the Directors Stock Option Plan reserve.

Each option granted under the Directors Stock Option Plan becomes exercisable at a rate of 1/16th of the shares every three months. Each option has an exercise price equal to the fair market value of the Ordinary Shares on the grant date of such option. Until September 2005, each option granted had a maximum term of ten years, and since September 2005, the term of granted options is six years. Options will terminate earlier if the optionee ceases to be a member of the Board of Directors.

e.	A summary of the Company's employees and directors share option activity under the plans is as follows (in thousands, except share and per share data):

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value
	2013

Outstanding at January 1, 2014	5,266,487	$3.02	4.49	$1,073

Granted	1,170,002	2.67
Exercised	(152,181)	2.52
Expired and forfeited	(1,580,629)	3.13

Outstanding at December 31, 2014	4,703,679	2.91	5.16	55

Options vested and expected to vest at December 31, 2014	4,388,419	2.92	5.11	50

Exercisable options at December 31, 2014	1,976,892	3.11	4.17	-

Weighted average fair value of options granted during the year		0.84

As of December 31, 2014, the Company had $2,116 thousand of unrecognized compensation expense related to non-vested stock options, expected to be recognized over a remaining weighted average period of 2.72 years.

f.	The employee and director options outstanding as of December 31, 2014, have been separated into ranges of exercise prices, as follows:

Outstanding				Exercisable
Exercise		Weighted average remaining	Weighted average exercise		Weighted average exercise
price per	Options	contractual	price per	Options	price per
share	outstanding	life in years	share	exercisable	share

$1.56-$2.34	496,669	5.61	$1.73	26,667	$2.00
$2.44-$2.93	1,702,837	4.39	$2.68	691,811	$2.65
$3.01-$3.14	726,390	4.43	$3.10	272,699	$3.11
$3.16-$3.32	967,116	4.43	$3.28	252,509	$3.21
$3.41-$3.69	661,834	2.39	$3.47	584,373	$3.47
$3.75-$3.94	148,833	1.54	$3.89	148,833	$3.89

	4,703,679	4.16	$2.92	1,976,892	$3.11

g.	Options to non-employees:

Issuance date	Options outstanding	Exercise price per share	Options exercisable	Exercisable through

February 16, 2012	53,000	$3.16	36,493	Feb-16
February 13, 2013	5,000	$3.14	2,296	Feb-19
August 1, 2013	150,000	$3.08	50,000	Aug-19
May 14, 2014	3,000	$3.32	-	May-20

	211,000		88,789

The options vest and become exercisable at a rate of 1/16 of the options every three months.

As of December 31, 2014, the Company had approximately $32 thousand of unrecognized compensation expense related to non-employee, non-vested stock options, expected to be recognized over a weighted average period of 2.43 years.

h.	Total stock-based compensation expenses recognized in 2012, 2013 and 2014:

The total stock-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2012, 2013 and 2014, was as follows:

	Year ended
	December 31,
(in thousands)	2012	2013	2014

Cost of revenues	$53	$50	$55
Research and development	231	267	292
Sales and marketing	200	264	292
General and administrative	803	763	581

	$1,287	$1,344	$1,220